ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Accrued Liabilities

	March 31,	December 31,
	2026	2025
Bonus accrual	$2,645	$4,183
Sales tax payable	6,722	7,134
Unfunded lease payable	3,726	2,457
Interest payable	132	24
Other accrued liabilities	3,177	3,903
Total accrued liabilities	$16,402	$17,701

Accrued liabilities consists of the following:

	December 31,
	2025	2024
Bonus accrual	$4,183	$4,205
Sales tax payable	7,134	8,608
Unfunded lease payable	2,457	2,447
Interest payable	24	248
Other accrued liabilities	3,903	1,864
Total accrued liabilities	$17,701	$17,372
6.